Financial risk - Securities sold under repurchase agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of assets	$ (455,952)	$ (19,874)
Net amount of assets presented in the consolidated statement of financial position	(455,952)	(19,874)
Gross amounts not offset in the consolidated statement of financial position
Financial instruments	498,274	11,998
Cash collateral received	32,052	7,804
Net Amount	74,374	(72)
Securities sold under repurchase agreements
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of assets	(427,497)	(10,663)
Net amount of assets presented in the consolidated statement of financial position	(427,497)	(10,663)
Gross amounts not offset in the consolidated statement of financial position
Financial instruments	498,274	11,998
Cash collateral received	3,110	18
Net Amount	73,887	1,353
Derivative financial instruments used for hedging
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of assets	(28,455)	(9,211)
Net amount of assets presented in the consolidated statement of financial position	(28,455)	(9,211)
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	28,942	7,786
Net Amount	$ 487	$ (1,425)